IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
+50bp [Member] | Corporate spreads [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	CAD 1,000	CAD 700
-50bp [Member] | Corporate spreads [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,000)	(800)
+20bp [Member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(400)	(500)
-20bp [Member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	400	500
-10% [Member] | Alternative Long-Duration Asset Performance Risk [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(2,800)	(2,500)
-10% [Member] | Alternative Long-Duration Asset Performance Risk [Member] | Real estate, agriculture and timber assets [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,300)	(1,300)
-10% [Member] | Alternative Long-Duration Asset Performance Risk [Member] | Private equities and other ALDA [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,500)	(1,200)
10% [Member] | Alternative Long-Duration Asset Performance Risk [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	2,700	2,400
10% [Member] | Alternative Long-Duration Asset Performance Risk [Member] | Real estate, agriculture and timber assets [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,300	1,200
10% [Member] | Alternative Long-Duration Asset Performance Risk [Member] | Private equities and other ALDA [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Potential impact on net income attributed to shareholders arising from changes to spreads	CAD 1,400	CAD 1,200